Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Schedule of loans outstanding

	2022	2021

	(In thousands)
Aggregate balance – January 1	$20,347	$20,984
New loans	1,726	4,439
Repayments	(2,032)	(5,076)
Aggregate balance – December 31	$20,041	$20,347